UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at January 31, 2017. All equity swap contracts are held with one counterparty, Morgan
Stanley.

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
3M Co                                FEDEF-1D            10/04/17             26          4,545              -
Accenture PLC                        FEDEF-1D            10/04/17             29          3,302              -
Activision Blizzard Inc              FEDEF-1D            10/04/17            375         15,079              -
Adobe Systems Inc                    FEDEF-1D            10/04/17             39          4,422              -
Aetna Inc                            FEDEF-1D            10/04/17            147         17,436              -
Aflac Inc                            FEDEF-1D            10/04/17            466         32,615              -
Alaska Air Group Inc                 FEDEF-1D            10/04/17            503         47,191              -
Alliance Data Systems Corp           FEDEF-1D            10/04/17             94         21,468              -
Alliant Energy Corp                  FEDEF-1D            10/04/17             61          2,297              -
Allstate Corp                        FEDEF-1D            10/04/17            120          9,025              -
Altria Group Inc                     FEDEF-1D            10/04/17          1,010         71,892              -
AMC Networks Inc                     FEDEF-1D            10/04/17            334         19,155              -
American Airlines Group Inc          FEDEF-1D            10/04/17             93          4,115              -
American Express Co                  FEDEF-1D            10/04/17            321         24,518              -
American Water Works Co              FEDEF-1D            10/04/17             68          4,994              -
Ameriprise Financial Inc             FEDEF-1D            10/04/17            141         15,830              -
AmerisourceBergen Corp               FEDEF-1D            10/04/17            493         43,029              -
Amgen Inc                            FEDEF-1D            10/04/17             86         13,474              -
Amphenol Corp                        FEDEF-1D            10/04/17            259         17,480              -
Analog Devices Inc                   FEDEF-1D            10/04/17            226         16,936              -
Anthem Inc                           FEDEF-1D            10/04/17            187         28,824              -
Aon PLC                              FEDEF-1D            10/04/17             32          3,606              -
Apple Inc                            FEDEF-1D            10/04/17            441         53,515              -
Applied Materials Inc                FEDEF-1D            10/04/17            575         19,694              -
Archer-Daniels-Midland Co            FEDEF-1D            10/04/17             65          2,877              -
Assurant Inc                         FEDEF-1D            10/04/17            267         25,934              -
AUTOLIV Inc                          FEDEF-1D            10/04/17             60          6,940              -
Automatic Data Processing Inc        FEDEF-1D            10/04/17             53          5,352              -
AutoNation Inc                       FEDEF-1D            10/04/17            230         12,218              -
AutoZone Inc                         FEDEF-1D            10/04/17              4          2,900              -
Avery Dennison Corp                  FEDEF-1D            10/04/17             48          3,505              -
Bank of America Corp                 FEDEF-1D            10/04/17            661         14,965              -
Bank of New York Mellon Corp         FEDEF-1D            10/04/17            233         10,422              -
Baxter International Inc             FEDEF-1D            10/04/17            700         33,537              -
BB&T Corp                            FEDEF-1D            10/04/17            161          7,437              -
Becton Dickinson and Co              FEDEF-1D            10/04/17             10          1,773              -
Bed Bath & Beyond Inc                FEDEF-1D            10/04/17            951         38,373              -
Berkshire Hathaway Inc               FEDEF-1D            10/04/17             70         11,490              -
Best Buy Co Inc                      FEDEF-1D            10/04/17            646         28,760              -
Boeing Co                            FEDEF-1D            10/04/17            133         21,735              -
BorgWarner Inc                       FEDEF-1D            10/04/17            295         12,045              -
Broadcom Ltd                         FEDEF-1D            10/04/17             84         16,758              -
CA Inc                               FEDEF-1D            10/04/17            585         18,293              -


                                                  1


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                FEDEF-1D            10/04/17             11            919              -
Campbell Soup Co                     FEDEF-1D            10/04/17             34          2,116              -
Canadian National Railway Co         FEDEF-1D            10/04/17             36          2,503              -
Canadian Pacific Railway             FEDEF-1D            10/04/17             17          2,569              -
Capital One Financial Corp           FEDEF-1D            10/04/17            284         24,819              -
Cardinal Health Inc                  FEDEF-1D            10/04/17            358         26,836              -
Carnival Corp                        FEDEF-1D            10/04/17            192         10,633              -
CBS Corp                             FEDEF-1D            10/04/17             31          1,999              -
Centene Corp                         FEDEF-1D            10/04/17             73          4,619              -
CH Robinson Worldwide Inc            FEDEF-1D            10/04/17            116          8,823              -
Charter Communications Inc           FEDEF-1D            10/04/17              8          2,592              -
Chubb Ltd                            FEDEF-1D            10/04/17             30          3,945              -
Cigna Corp                           FEDEF-1D            10/04/17             42          6,141              -
Cincinnati Financial Corp            FEDEF-1D            10/04/17            140          9,881              -
Cisco Systems Inc                    FEDEF-1D            10/04/17          2,102         64,573              -
Citigroup Inc                        FEDEF-1D            10/04/17            356         19,875              -
Citrix Systems Inc                   FEDEF-1D            10/04/17            269         24,530              -
CME Group Inc                        FEDEF-1D            10/04/17             37          4,480              -
Cognizant Technology Solutions Corp  FEDEF-1D            10/04/17             75          3,944              -
Comcast Corp                         FEDEF-1D            10/04/17             78          5,883              -
Corning Inc                          FEDEF-1D            10/04/17          1,471         38,967              -
CSX Corp                             FEDEF-1D            10/04/17             69          3,201              -
Cummins Inc                          FEDEF-1D            10/04/17             91         13,378              -
CVS Health Corp                      FEDEF-1D            10/04/17            192         15,132              -
Danaher Corp                         FEDEF-1D            10/04/17             55          4,616              -
Darden Restaurants Inc               FEDEF-1D            10/04/17             71          5,203              -
Delphi Automotive PLC                FEDEF-1D            10/04/17             87          6,095              -
Delta Air Lines Inc                  FEDEF-1D            10/04/17            118          5,574              -
Digital Realty Trust                 FEDEF-1D            10/04/17             18          1,937              -
Discover Financial Services          FEDEF-1D            10/04/17            374         25,911              -
Dish Network Corp                    FEDEF-1D            10/04/17             47          2,781              -
Dollar General Corp                  FEDEF-1D            10/04/17             20          1,476              -
Dow Chemical Co                      FEDEF-1D            10/04/17            378         22,540              -
DR Horton Inc                        FEDEF-1D            10/04/17          1,063         31,794              -
Eastman Chemical Co                  FEDEF-1D            10/04/17            113          8,758              -
eBay Inc                             FEDEF-1D            10/04/17            576         18,334              -
Electronic Arts Inc                  FEDEF-1D            10/04/17            186         15,518              -
Equifax Inc                          FEDEF-1D            10/04/17             45          5,278              -
Equity Residential                   FEDEF-1D            10/04/17            382         23,214              -
Everest Re Group Ltd                 FEDEF-1D            10/04/17            139         30,570              -
Expeditors International of
 Washington Inc                      FEDEF-1D            10/04/17            312         16,249              -
Express Scripts Holding Co           FEDEF-1D            10/04/17            258         17,771              -
Extra Space Storage                  FEDEF-1D            10/04/17             26          1,873              -
F5 Networks Inc                      FEDEF-1D            10/04/17            229         30,693              -
Facebook Inc                         FEDEF-1D            10/04/17             36          4,692              -
Fifth Third Bancorp                  FEDEF-1D            10/04/17            896         23,386              -


                                                  2


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
First Solar Inc                      FEDEF-1D            10/04/17            415         12,944              -
Fiserv Inc                           FEDEF-1D            10/04/17             96         10,313              -
FLIR Systems Inc                     FEDEF-1D            10/04/17            315         11,129              -
Fluor Corp                           FEDEF-1D            10/04/17            152          8,436              -
Foot Locker Inc                      FEDEF-1D            10/04/17            192         13,160              -
Ford Motor Co                        FEDEF-1D            10/04/17          4,242         52,431              -
Franklin Resources Inc               FEDEF-1D            10/04/17            184          7,312              -
Gap Inc                              FEDEF-1D            10/04/17            934         21,510              -
Garmin Ltd                           FEDEF-1D            10/04/17            211         10,189              -
General Dynamics Corp                FEDEF-1D            10/04/17             28          5,070              -
General Mills Inc                    FEDEF-1D            10/04/17             36          2,249              -
General Motors Co                    FEDEF-1D            10/04/17            121          4,430              -
Genesee & Wyoming Inc                FEDEF-1D            10/04/17             34          2,562              -
Gentex Corp                          FEDEF-1D            10/04/17            321          6,706              -
Genuine Parts Co                     FEDEF-1D            10/04/17            261         25,267              -
Gilead Sciences Inc                  FEDEF-1D            10/04/17            540         39,123              -
Global Payments Inc                  FEDEF-1D            10/04/17             49          3,787              -
Goldman Sachs Group Inc              FEDEF-1D            10/04/17             20          4,586              -
Goodyear Tire & Rubber Co            FEDEF-1D            10/04/17            163          5,280              -
H&R Block Inc                        FEDEF-1D            10/04/17            633         13,584              -
Harley-Davidson Inc                  FEDEF-1D            10/04/17            239         13,633              -
Harris Corp                          FEDEF-1D            10/04/17            141         14,482              -
Hartford Financial Services
 Group Inc                           FEDEF-1D            10/04/17            402         19,581              -
Hasbro Inc                           FEDEF-1D            10/04/17             35          2,888              -
Henry Schein Inc                     FEDEF-1D            10/04/17             21          3,357              -
Hewlett Packard Enterprise Co        FEDEF-1D            10/04/17            657         14,901              -
Hilton Worldwide Holdings            FEDEF-1D            10/04/17            109          6,276              -
Home Depot Inc                       FEDEF-1D            10/04/17             39          5,366              -
Honeywell International Inc          FEDEF-1D            10/04/17             25          2,958              -
Hormel Foods Corp                    FEDEF-1D            10/04/17             77          2,795              -
Host Hotels & Resorts Inc            FEDEF-1D            10/04/17             63          1,138              -
HP Inc                               FEDEF-1D            10/04/17          3,514         52,886              -
Humana Inc                           FEDEF-1D            10/04/17             74         14,689              -
Huntington Bancshares Inc            FEDEF-1D            10/04/17            219          2,963              -
Hyatt Hotels Corp                    FEDEF-1D            10/04/17            126          6,893              -
Illinois Tool Works Inc              FEDEF-1D            10/04/17             53          6,742              -
Ingersoll-Rand PLC                   FEDEF-1D            10/04/17            284         22,535              -
Intel Corp                           FEDEF-1D            10/04/17            808         29,751              -
Intercontinental Exchange Inc        FEDEF-1D            10/04/17             30          1,751              -
International Business Machines
  Corp                               FEDEF-1D            10/04/17            252         43,979              -
Interpublic Group of Cos Inc         FEDEF-1D            10/04/17            229          5,388              -
Intuit Inc                           FEDEF-1D            10/04/17             82          9,724              -
Invesco Ltd                          FEDEF-1D            10/04/17             23           665               -
Jetblue Airways Corp                 FEDEF-1D            10/04/17            213          4,177              -
JM Smucker Co                        FEDEF-1D            10/04/17             69          9,374              -
JPMorgan Chase & Co                  FEDEF-1D            10/04/17            313         26,489              -


                                                  3


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc                 FEDEF-1D            10/04/17            881         23,593               -
KeyCorp                              FEDEF-1D            10/04/17             48            863               -
Kimco Realty Corp                    FEDEF-1D            10/04/17             96          2,389               -
Kla-Tencor Corp                      FEDEF-1D            10/04/17             26          2,213               -
Kohl's Corp                          FEDEF-1D            10/04/17            344         13,702               -
Kraft Heinz Co                       FEDEF-1D            10/04/17             10            893               -
Kroger Co                            FEDEF-1D            10/04/17            276          9,373               -
L Brands Inc                         FEDEF-1D            10/04/17             17          1,024               -
L-3 Communications Corp              FEDEF-1D            10/04/17             21          3,332               -
Lam Research Corp                    FEDEF-1D            10/04/17            417         47,897               -
Lear Corp                            FEDEF-1D            10/04/17             49          6,962               -
Leggett & Platt Inc                  FEDEF-1D            10/04/17            122          5,822               -
Lennar Corp                          FEDEF-1D            10/04/17            592         26,433               -
Lincoln National Corp                FEDEF-1D            10/04/17            246         16,607               -
Linear Technology Corp               FEDEF-1D            10/04/17            358         22,601               -
Lockheed Martin Corp                 FEDEF-1D            10/04/17             26          6,535               -
Lowe's Cos Inc                       FEDEF-1D            10/04/17             44          3,216               -
LyondellBasell Industries NV         FEDEF-1D            10/04/17            353         32,924               -
M&T Bank Corp                        FEDEF-1D            10/04/17              8          1,301               -
Macy's Inc                           FEDEF-1D            10/04/17            511         15,095               -
Magna International Inc              FEDEF-1D            10/04/17            146          6,319               -
Marathon Petroleum Corp              FEDEF-1D            10/04/17            156          7,496               -
Marriott International Inc           FEDEF-1D            10/04/17             58          4,907               -
Marsh & McLennan Cos Inc             FEDEF-1D            10/04/17            129          8,775               -
Martin Marietta Materials            FEDEF-1D            10/04/17              6          1,378               -
Masco Corp                           FEDEF-1D            10/04/17             66          2,175               -
Mastercard Inc                       FEDEF-1D            10/04/17             27          2,871               -
McCormick & Co Inc                   FEDEF-1D            10/04/17             37          3,535               -
McDonald's Corp                      FEDEF-1D            10/04/17             22          2,697               -
McKesson Corp                        FEDEF-1D            10/04/17            164         22,821               -
Medtronic PLC                        FEDEF-1D            10/04/17              4            304               -
MetLife Inc                          FEDEF-1D            10/04/17            196         10,664               -
Microchip Technology Inc             FEDEF-1D            10/04/17             40          2,694               -
Microsoft Corp                       FEDEF-1D            10/04/17            370         23,921               -
Mohawk Industries Inc                FEDEF-1D            10/04/17              5          1,079               -
Mondelez International Inc           FEDEF-1D            10/04/17            266         11,778               -
Motorola Solutions Inc               FEDEF-1D            10/04/17            166         13,398               -
Nasdaq Inc                           FEDEF-1D            10/04/17             83          5,855               -
NetApp Inc                           FEDEF-1D            10/04/17            738         28,280               -
NextEra Energy Inc                   FEDEF-1D            10/04/17             26          3,217               -
NIKE Inc                             FEDEF-1D            10/04/17             13            688               -
Nordstrom Inc                        FEDEF-1D            10/04/17            325         14,372               -
Northrop Grumman Corp                FEDEF-1D            10/04/17             42          9,621               -
Norwegian Cruise Line Holdings       FEDEF-1D            10/04/17            160          7,520               -
Nucor Corp                           FEDEF-1D            10/04/17            243         14,116               -
NVIDIA Corp                          FEDEF-1D            10/04/17            125         13,648               -


                                                  4


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc                    FEDEF-1D            10/04/17            235         20,128              -
Oracle Corp                          FEDEF-1D            10/04/17          1,048         42,035              -
O'Reilly Automotive Inc              FEDEF-1D            10/04/17             20          5,245              -
Palo Alto Networks Inc               FEDEF-1D            10/04/17             87         12,838              -
Paychex Inc                          FEDEF-1D            10/04/17             91          5,486              -
Philip Morris International Inc      FEDEF-1D            10/04/17            695         66,810              -
PNC Financial Services Group Inc     FEDEF-1D            10/04/17            184         22,165              -
PPL Corp                             FEDEF-1D            10/04/17             16            557              -
Priceline Group Inc                  FEDEF-1D            10/04/17              1          1,575              -
Principal Financial Group Inc        FEDEF-1D            10/04/17            302         17,241              -
Progressive Corp                     FEDEF-1D            10/04/17            106          3,969              -
Prudential Financial Inc             FEDEF-1D            10/04/17            247         25,962              -
Public Storage                       FEDEF-1D            10/04/17              9          1,935              -
PVH Corp                             FEDEF-1D            10/04/17            173         16,229              -
Qorvo Inc                            FEDEF-1D            10/04/17            256         16,438              -
QUALCOMM Inc                         FEDEF-1D            10/04/17            460         24,578              -
Quest Diagnostics Inc                FEDEF-1D            10/04/17            101          9,284              -
Ralph Lauren Corp                    FEDEF-1D            10/04/17             54          4,775              -
Raytheon Co                          FEDEF-1D            10/04/17             42          6,055              -
Regions Financial Corp               FEDEF-1D            10/04/17            814         11,730              -
Republic Services Inc                FEDEF-1D            10/04/17            177         10,156              -
Reynolds American Inc                FEDEF-1D            10/04/17          1,175         70,653              -
Robert Half International Inc        FEDEF-1D            10/04/17            442         20,801              -
Rockwell Collins Inc                 FEDEF-1D            10/04/17             25          2,269              -
Roper Technologies Inc               FEDEF-1D            10/04/17              9          1,727              -
Ross Stores Inc                      FEDEF-1D            10/04/17             59          3,900              -
Royal Caribbean Cruises Ltd          FEDEF-1D            10/04/17             82          7,678              -
S&P Global Inc                       FEDEF-1D            10/04/17             55          6,610              -
Scripps Networks Interactive Inc     FEDEF-1D            10/04/17            443         33,739              -
Seagate Technology PLC               FEDEF-1D            10/04/17            469         21,175              -
Sirius XM Holdings Inc               FEDEF-1D            10/04/17            491          2,318              -
Skyworks Solutions Inc               FEDEF-1D            10/04/17            341         31,283              -
Snap-on Inc                          FEDEF-1D            10/04/17             14          2,541              -
Southwest Airlines Co                FEDEF-1D            10/04/17            503         26,312              -
Stanley Black & Decker Inc           FEDEF-1D            10/04/17             10          1,240              -
Staples Inc                          FEDEF-1D            10/04/17            397          3,652              -
Starbucks Corp                       FEDEF-1D            10/04/17             55          3,037              -
State Street Corp                    FEDEF-1D            10/04/17            130          9,906              -
SunTrust Banks Inc                   FEDEF-1D            10/04/17            318         18,069              -
Sysco Corp                           FEDEF-1D            10/04/17             90          4,721              -
Target Corp                          FEDEF-1D            10/04/17            307         19,795              -
TE Connectivity Ltd                  FEDEF-1D            10/04/17            393         29,220              -
TEGNA Inc                            FEDEF-1D            10/04/17            818         18,740              -
Tesoro Corp                          FEDEF-1D            10/04/17            223         18,030              -
Texas Instruments Inc                FEDEF-1D            10/04/17            318         24,022              -
Textron Inc                          FEDEF-1D            10/04/17            121          5,732              -


                                                  5


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
THOR Industries Inc                  FEDEF-1D            10/04/17             65          6,728              -
Tiffany & Co                         FEDEF-1D            10/04/17             57          4,487              -
Time Warner Inc                      FEDEF-1D            10/04/17             93          9,007              -
TJX Cos Inc                          FEDEF-1D            10/04/17             37          2,772              -
Torchmark Corp                       FEDEF-1D            10/04/17            182         13,384              -
Total System Services Inc            FEDEF-1D            10/04/17             55          2,787              -
Transdigm Group Inc                  FEDEF-1D            10/04/17             21          4,544              -
Travelers Cos Inc                    FEDEF-1D            10/04/17            325         38,279              -
Twenty-First Century Fox Inc         FEDEF-1D            10/04/17             79          2,450              -
Twenty-First Century Fox Inc         FEDEF-1D            10/04/17             51          1,600              -
Tyson Foods Inc                      FEDEF-1D            10/04/17            337         21,160              -
Ulta Salon Cosmetics & Fragrances    FEDEF-1D            10/04/17             19          5,173              -
Union Pacific Corp                   FEDEF-1D            10/04/17             11          1,172              -
United Continental Holdings Inc      FEDEF-1D            10/04/17             83          5,849              -
United Parcel Service Inc            FEDEF-1D            10/04/17             21          2,292              -
United Therapeutics Corp             FEDEF-1D            10/04/17            229         37,471              -
UnitedHealth Group Inc               FEDEF-1D            10/04/17             89         14,427              -
Universal Health Services Inc        FEDEF-1D            10/04/17             51          5,744              -
Unum Group                           FEDEF-1D            10/04/17            516         23,442              -
US Bancorp                           FEDEF-1D            10/04/17            383         20,165              -
Valero Energy Corp                   FEDEF-1D            10/04/17            550         36,168              -
VeriSign Inc                         FEDEF-1D            10/04/17            153         12,272              -
Verisk Analytics Inc                 FEDEF-1D            10/04/17             31          2,562              -
VF Corp                              FEDEF-1D            10/04/17              4            206              -
Viacom Inc                           FEDEF-1D            10/04/17            381         16,055              -
Visa Inc                             FEDEF-1D            10/04/17             39          3,226              -
Walgreens Boots Alliance Inc         FEDEF-1D            10/04/17             72          5,900              -
Wal-Mart Stores Inc                  FEDEF-1D            10/04/17            325         21,691              -
Walt Disney Co                       FEDEF-1D            10/04/17             22          2,434              -
Waste Management Inc                 FEDEF-1D            10/04/17            130          9,035              -
Wellcare Health Plans Inc            FEDEF-1D            10/04/17             22          3,202              -
Wells Fargo & Co                     FEDEF-1D            10/04/17            402         22,645              -
Western Digital Corp                 FEDEF-1D            10/04/17             74          5,900              -
Western Union Co                     FEDEF-1D            10/04/17          2,038         39,904              -
Whirlpool Corp                       FEDEF-1D            10/04/17             38          6,646              -
Williams-Sonoma Inc                  FEDEF-1D            10/04/17            389         18,754              -
Wyndham Worldwide Corp               FEDEF-1D            10/04/17            298         23,560              -
Xerox Corp                           FEDEF-1D            10/04/17            378          2,620              -
Xilinx Inc                           FEDEF-1D            10/04/17            623         36,259              -
Xylem Inc                            FEDEF-1D            10/04/17             44          2,170              -
Yum! Brands Inc                      FEDEF-1D            10/04/17             17          1,114              -
Abbott Laboratories                 (FEDEF-1D)           10/04/17           (182)        (7,602)             -
AbbVie Inc                          (FEDEF-1D)           10/04/17           (141)        (8,617)             -
Acuity Brands Inc                   (FEDEF-1D)           10/04/17            (34)        (7,046)             -
AES Corp                            (FEDEF-1D)           10/04/17         (1,386)       (15,856)             -
Affiliated Managers Group Inc       (FEDEF-1D)           10/04/17            (30)        (4,571)             -


                                                  6


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc            (FEDEF-1D)           10/04/17            (747)       (36,581)             -
Air Products & Chemicals Inc        (FEDEF-1D)           10/04/17             (49)        (6,848)             -
Akamai Technologies Inc             (FEDEF-1D)           10/04/17             (29)        (1,989)             -
Albemarle Corp                      (FEDEF-1D)           10/04/17            (109)       (10,098)             -
Alexandria Real Estate Equities Inc (FEDEF-1D)           10/04/17            (166)       (18,396)             -
Alexion Pharmaceuticals Inc         (FEDEF-1D)           10/04/17            (171)       (22,346)             -
Alkermes Inc                        (FEDEF-1D)           10/04/17            (179)        (9,686)             -
Allergan PLC                        (FEDEF-1D)           10/04/17            (146)       (31,958)             -
Alnylam Pharmaceuticals             (FEDEF-1D)           10/04/17            (244)        (9,758)             -
Alphabet Inc                        (FEDEF-1D)           10/04/17              (2)        (1,594)             -
Amazon.com Inc                      (FEDEF-1D)           10/04/17             (16)       (13,176)             -
Ameren Corp                         (FEDEF-1D)           10/04/17            (276)       (14,531)             -
American Electric Power Co Inc      (FEDEF-1D)           10/04/17            (338)       (21,652)             -
American International Group Inc    (FEDEF-1D)           10/04/17            (399)       (25,640)             -
American Tower Corp                 (FEDEF-1D)           10/04/17             (92)        (9,522)             -
AMETEK Inc                          (FEDEF-1D)           10/04/17            (270)       (13,797)             -
Anadarko Petroleum Corp             (FEDEF-1D)           10/04/17            (430)       (29,898)             -
Apache Corp                         (FEDEF-1D)           10/04/17            (424)       (25,364)             -
Apartment Investment &
  Management Co                     (FEDEF-1D)           10/04/17             (40)        (1,763)             -
AT&T Inc                            (FEDEF-1D)           10/04/17            (483)       (20,363)             -
Autodesk Inc                        (FEDEF-1D)           10/04/17            (101)        (8,215)             -
AvalonBay Communities Inc           (FEDEF-1D)           10/04/17              (9)        (1,560)             -
Baker Hughes Inc                    (FEDEF-1D)           10/04/17             (18)        (1,135)             -
Ball Corp                           (FEDEF-1D)           10/04/17            (361)       (27,530)             -
Biogen Inc                          (FEDEF-1D)           10/04/17             (28)        (7,763)             -
Biomarin Pharmaceutical             (FEDEF-1D)           10/04/17            (105)        (9,201)             -
Boston Properties Inc               (FEDEF-1D)           10/04/17             (29)        (3,796)             -
Boston Scientific Corp              (FEDEF-1D)           10/04/17            (895)       (21,534)             -
Bristol-Myers Squibb Co             (FEDEF-1D)           10/04/17            (546)       (26,841)             -
Cabot Oil & Gas Corp                (FEDEF-1D)           10/04/17            (928)       (19,933)             -
CarMax Inc                          (FEDEF-1D)           10/04/17            (301)       (20,080)             -
Caterpillar Inc                     (FEDEF-1D)           10/04/17            (117)       (11,192)             -
CBRE Group Inc                      (FEDEF-1D)           10/04/17             (67)        (2,034)             -
Celanese Corp                       (FEDEF-1D)           10/04/17            (111)        (9,368)             -
Celgene Corp                        (FEDEF-1D)           10/04/17            (111)       (12,893)             -
CenterPoint Energy Inc              (FEDEF-1D)           10/04/17          (1,305)       (34,204)             -
CenturyLink Inc                     (FEDEF-1D)           10/04/17            (746)       (19,292)             -
Cerner Corp                         (FEDEF-1D)           10/04/17             (54)        (2,900)             -
CF Industries Holdings Inc          (FEDEF-1D)           10/04/17            (786)       (27,738)             -
Charles River Laboratories          (FEDEF-1D)           10/04/17            (129)       (10,423)             -
Chevron Corp                        (FEDEF-1D)           10/04/17            (453)       (50,442)             -
Chipotle Mexican Grill Inc          (FEDEF-1D)           10/04/17             (32)       (13,486)             -
Church & Dwight Co Inc              (FEDEF-1D)           10/04/17            (393)       (17,771)             -
Cimarex Energy Co                   (FEDEF-1D)           10/04/17            (197)       (26,636)             -
Cintas Corp                         (FEDEF-1D)           10/04/17              (4)          (464)             -
Clorox Co                           (FEDEF-1D)           10/04/17            (151)       (18,120)             -


                                                  7


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp                    (FEDEF-1D)           10/04/17            (345)       (14,697)             -
Coach Inc                          (FEDEF-1D)           10/04/17             (32)        (1,195)             -
Coca-Cola Co                       (FEDEF-1D)           10/04/17            (417)       (17,335)             -
Colgate-Palmolive Co               (FEDEF-1D)           10/04/17            (477)       (30,805)             -
Comerica Inc                       (FEDEF-1D)           10/04/17              (8)          (540)             -
Computer Sciences Corp             (FEDEF-1D)           10/04/17            (268)       (16,670)             -
ConAgra Foods Inc                  (FEDEF-1D)           10/04/17             (75)        (2,932)             -
ConocoPhillips                     (FEDEF-1D)           10/04/17            (624)       (30,426)             -
Consolidated Edison Inc            (FEDEF-1D)           10/04/17             (50)        (3,718)             -
Constellation Brands Inc           (FEDEF-1D)           10/04/17              (3)          (449)             -
Cooper Cos Inc                     (FEDEF-1D)           10/04/17             (28)        (5,169)             -
Costco Wholesale Corp              (FEDEF-1D)           10/04/17             (28)        (4,591)             -
Coty Inc                           (FEDEF-1D)           10/04/17             (59)        (1,133)             -
CR Bard Inc                        (FEDEF-1D)           10/04/17             (26)        (6,171)             -
Crown Castle International Corp    (FEDEF-1D)           10/04/17            (169)       (14,843)             -
DaVita Inc                         (FEDEF-1D)           10/04/17             (28)        (1,785)             -
Deere & Co                         (FEDEF-1D)           10/04/17             (82)        (8,778)             -
DENTSPLY SIRONA Inc                (FEDEF-1D)           10/04/17             (43)        (2,438)             -
Devon Energy Corp                  (FEDEF-1D)           10/04/17            (561)       (25,548)             -
Discovery Communications Inc       (FEDEF-1D)           10/04/17             (40)        (1,134)             -
Dollar Tree Inc                    (FEDEF-1D)           10/04/17             (60)        (4,631)             -
Dominion Resources Inc             (FEDEF-1D)           10/04/17            (375)       (28,605)             -
Dover Corp                         (FEDEF-1D)           10/04/17             (36)        (2,799)             -
Dr Pepper Snapple Group Inc        (FEDEF-1D)           10/04/17            (149)       (13,589)             -
DTE Energy Co                      (FEDEF-1D)           10/04/17            (131)       (12,922)             -
Duke Energy Corp                   (FEDEF-1D)           10/04/17            (196)       (15,394)             -
Dun & Bradstreet Corp              (FEDEF-1D)           10/04/17              (9)        (1,104)             -
E*TRADE Financial Corp             (FEDEF-1D)           10/04/17             (24)          (899)             -
Eaton Corp PLC                     (FEDEF-1D)           10/04/17             (35)        (2,477)             -
Ecolab Inc                         (FEDEF-1D)           10/04/17             (91)       (10,932)             -
Edison International               (FEDEF-1D)           10/04/17            (142)       (10,349)             -
Edwards Lifesciences Corp          (FEDEF-1D)           10/04/17             (36)        (3,465)             -
EI du Pont de Nemours & Co         (FEDEF-1D)           10/04/17            (132)        (9,966)             -
Eli Lilly & Co                     (FEDEF-1D)           10/04/17            (236)       (18,179)             -
Emerson Electric Co                (FEDEF-1D)           10/04/17             (17)          (997)             -
Endo International PLC             (FEDEF-1D)           10/04/17          (1,138)       (13,929)             -
Entergy Corp                       (FEDEF-1D)           10/04/17            (300)       (21,492)             -
EOG Resources Inc                  (FEDEF-1D)           10/04/17            (279)       (28,341)             -
EQT Corp                           (FEDEF-1D)           10/04/17            (505)       (30,618)             -
Equinix Inc                        (FEDEF-1D)           10/04/17             (38)       (14,629)             -
Essex Property Trust Inc           (FEDEF-1D)           10/04/17             (53)       (11,888)             -
Estee Lauder Cos Inc               (FEDEF-1D)           10/04/17            (258)       (20,952)             -
Eversource Energy                  (FEDEF-1D)           10/04/17            (297)       (16,430)             -
Exelon Corp                        (FEDEF-1D)           10/04/17            (409)       (14,675)             -
Expedia Inc                        (FEDEF-1D)           10/04/17             (68)        (8,268)             -
Exxon Mobil Corp                   (FEDEF-1D)           10/04/17            (248)       (20,805)             -


                                                  8


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Fastenal Co                        (FEDEF-1D)           10/04/17              (45)       (2,236)             -
Federal Realty Investment Trust    (FEDEF-1D)           10/04/17              (45)       (6,319)             -
FedEx Corp                         (FEDEF-1D)           10/04/17              (67)      (12,670)             -
Fidelity National Information
  Services Inc                     (FEDEF-1D)           10/04/17             (119)       (9,451)             -
FirstEnergy Corp                   (FEDEF-1D)           10/04/17             (742)      (22,497)             -
Flowserve Corp                     (FEDEF-1D)           10/04/17             (107)       (5,260)             -
FMC Corp                           (FEDEF-1D)           10/04/17             (204)      (12,273)             -
Fortive Corp                       (FEDEF-1D)           10/04/17               (2)         (111)             -
Freeport-McMoran Inc               (FEDEF-1D)           10/04/17           (1,310)      (21,812)             -
Frontier Communications Corp       (FEDEF-1D)           10/04/17          (12,482)      (43,562)             -
General Electric Co                (FEDEF-1D)           10/04/17             (816)      (24,235)             -
GGP Inc                            (FEDEF-1D)           10/04/17              (91)       (2,260)             -
Halliburton Co                     (FEDEF-1D)           10/04/17             (722)      (40,844)             -
Hanesbrands Inc                    (FEDEF-1D)           10/04/17              (43)       (1,020)             -
HCP Inc                            (FEDEF-1D)           10/04/17             (596)      (18,071)             -
Helmerich & Payne Inc              (FEDEF-1D)           10/04/17              (15)       (1,067)             -
Hershey Co                         (FEDEF-1D)           10/04/17              (12)       (1,266)             -
Hess Corp                          (FEDEF-1D)           10/04/17             (561)      (30,395)             -
HollyFrontier Corp                 (FEDEF-1D)           10/04/17             (494)      (14,311)             -
Hologic Inc                        (FEDEF-1D)           10/04/17              (37)       (1,500)             -
Hubbell Inc                        (FEDEF-1D)           10/04/17              (90)      (10,987)             -
IDEXX Laboratories Inc             (FEDEF-1D)           10/04/17              (60)       (7,340)             -
Illumina Inc                       (FEDEF-1D)           10/04/17              (71)      (11,367)             -
Incyte Corp                        (FEDEF-1D)           10/04/17              (90)      (10,909)             -
International Flavors &
  Fragrances Inc                   (FEDEF-1D)           10/04/17              (60)       (7,033)             -
International Paper Co             (FEDEF-1D)           10/04/17              (36)       (2,038)             -
Intuitive Surgical Inc             (FEDEF-1D)           10/04/17               (1)         (693)             -
Iron Mountain Inc                  (FEDEF-1D)           10/04/17             (374)      (13,389)             -
Jacobs Engineering Group Inc       (FEDEF-1D)           10/04/17              (36)       (2,108)             -
JB Hunt Transport Services Inc     (FEDEF-1D)           10/04/17              (44)       (4,360)             -
Johnson & Johnson                  (FEDEF-1D)           10/04/17             (110)      (12,458)             -
Johnson Controls International
  PLC                              (FEDEF-1D)           10/04/17             (618)      (27,180)             -
Kansas City Southern               (FEDEF-1D)           10/04/17               (4)         (344)             -
Kellogg Co                         (FEDEF-1D)           10/04/17              (52)       (3,781)             -
Kimberly-Clark Corp                (FEDEF-1D)           10/04/17             (168)      (20,350)             -
Kinder Morgan Inc                  (FEDEF-1D)           10/04/17             (799)      (17,850)             -
Leucadia National Corp             (FEDEF-1D)           10/04/17           (1,021)      (24,351)             -
Level 3 Communications Inc         (FEDEF-1D)           10/04/17             (388)      (23,070)             -
Loews Corp                         (FEDEF-1D)           10/04/17             (678)      (31,581)             -
Macerich Co                        (FEDEF-1D)           10/04/17              (38)       (2,610)             -
Mallinckrodt PLC                   (FEDEF-1D)           10/04/17             (323)      (15,740)             -
Marathon Oil Corp                  (FEDEF-1D)           10/04/17           (1,194)      (20,000)             -
Mead Johnson Nutrition Co          (FEDEF-1D)           10/04/17              (36)       (2,537)             -
Merck & Co Inc                     (FEDEF-1D)           10/04/17             (208)      (12,894)             -
Metter-Toledo Intl                 (FEDEF-1D)           10/04/17              (13)       (5,546)             -
Michael Kors Holdings Ltd          (FEDEF-1D)           10/04/17              (35)       (1,498)             -


                                                  9


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology Inc              (FEDEF-1D)           10/04/17            (255)        (6,148)             -
Molson Coors Brewing Co            (FEDEF-1D)           10/04/17             (57)        (5,502)             -
Monsanto Co                        (FEDEF-1D)           10/04/17            (121)       (13,106)             -
Monster Beverage Corp              (FEDEF-1D)           10/04/17            (409)       (17,423)             -
Mosaic Co                          (FEDEF-1D)           10/04/17            (301)        (9,442)             -
Murphy Oil Corp                    (FEDEF-1D)           10/04/17             (36)        (1,041)             -
Mylan NV                           (FEDEF-1D)           10/04/17            (397)       (15,106)             -
National Oilwell Varco Inc         (FEDEF-1D)           10/04/17              (1)           (38)             -
Navient Corp                       (FEDEF-1D)           10/04/17            (104)        (1,564)             -
Netflix Inc                        (FEDEF-1D)           10/04/17            (155)       (21,810)             -
New York Community Bancorp Inc     (FEDEF-1D)           10/04/17          (1,431)       (21,737)             -
Newell Brands Inc                  (FEDEF-1D)           10/04/17            (328)       (15,524)             -
Newfield Exploration Co            (FEDEF-1D)           10/04/17            (608)       (24,369)             -
Newmont Mining Corp                (FEDEF-1D)           10/04/17            (189)        (6,857)             -
News Corp                          (FEDEF-1D)           10/04/17            (215)        (2,642)             -
Nielsen Holdings PLC               (FEDEF-1D)           10/04/17            (122)        (4,991)             -
NiSource Inc                       (FEDEF-1D)           10/04/17            (819)       (18,321)             -
Noble Energy Inc                   (FEDEF-1D)           10/04/17            (716)       (28,468)             -
Norfolk Southern Corp              (FEDEF-1D)           10/04/17             (48)        (5,638)             -
Northern Trust Corp                (FEDEF-1D)           10/04/17             (11)          (913)             -
NRG Energy Inc                     (FEDEF-1D)           10/04/17            (105)        (1,737)             -
Occidental Petroleum Corp          (FEDEF-1D)           10/04/17            (542)       (36,731)             -
ONEOK Inc                          (FEDEF-1D)           10/04/17             (88)        (4,850)             -
PACCAR Inc                         (FEDEF-1D)           10/04/17            (101)        (6,798)             -
Parexal International Corp         (FEDEF-1D)           10/04/17            (148)       (10,492)             -
Parker-Hannifin Corp               (FEDEF-1D)           10/04/17              (2)          (294)             -
Patterson Cos Inc                  (FEDEF-1D)           10/04/17             (25)        (1,040)             -
Pentair PLC                        (FEDEF-1D)           10/04/17            (383)       (22,455)             -
PepsiCo Inc                        (FEDEF-1D)           10/04/17            (139)       (14,425)             -
PerkinElmer Inc                    (FEDEF-1D)           10/04/17            (171)        (9,095)             -
Perrigo Co PLC                     (FEDEF-1D)           10/04/17            (366)       (27,871)             -
Pfizer Inc                         (FEDEF-1D)           10/04/17            (481)       (15,262)             -
PG&E Corp                          (FEDEF-1D)           10/04/17            (442)       (27,355)             -
Phillips 66                        (FEDEF-1D)           10/04/17            (172)       (14,039)             -
Pinnacle West Capital Corp         (FEDEF-1D)           10/04/17            (236)       (18,321)             -
Pioneer Natural Resources Co       (FEDEF-1D)           10/04/17            (153)       (27,575)             -
Pitney Bowes Inc                   (FEDEF-1D)           10/04/17            (353)        (5,620)             -
PPG Industries Inc                 (FEDEF-1D)           10/04/17            (113)       (11,301)             -
Praxair Inc                        (FEDEF-1D)           10/04/17             (96)       (11,370)             -
Procter & Gamble Co                (FEDEF-1D)           10/04/17            (241)       (21,112)             -
Prologis Inc                       (FEDEF-1D)           10/04/17             (45)        (2,198)             -
Public Service Enterprise Group
  Inc                              (FEDEF-1D)           10/04/17            (420)       (18,585)             -
PulteGroup Inc                     (FEDEF-1D)           10/04/17            (968)       (20,822)             -
Qiagen NV                          (FEDEF-1D)           10/04/17            (344)        (9,969)             -
Quanta Services Inc                (FEDEF-1D)           10/04/17             (55)        (1,974)             -
Range Resources Corp               (FEDEF-1D)           10/04/17            (508)       (16,429)             -


                                                  10


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp                (FEDEF-1D)            10/04/17            (144)        (8,587)             -
Red Hat Inc                       (FEDEF-1D)            10/04/17             (13)          (986)             -
Regeneron Pharmaceuticals Inc     (FEDEF-1D)            10/04/17             (42)       (15,090)             -
Rockwell Automation Inc           (FEDEF-1D)            10/04/17             (62)        (9,175)             -
Ryder System Inc                  (FEDEF-1D)            10/04/17             (30)        (2,328)             -
salesforce.com Inc                (FEDEF-1D)            10/04/17             (18)        (1,424)             -
SBA Communications Corp           (FEDEF-1D)            10/04/17            (217)       (22,841)             -
SCANA Corp                        (FEDEF-1D)            10/04/17            (283)       (19,442)             -
Schlumberger Ltd                  (FEDEF-1D)            10/04/17            (251)       (21,011)             -
Sempra Energy                     (FEDEF-1D)            10/04/17            (241)       (24,676)             -
Sensata Technologies              (FEDEF-1D)            10/04/17            (268)       (11,243)             -
Sherwin-Williams Co               (FEDEF-1D)            10/04/17             (25)        (7,595)             -
Signet Jewelers Ltd               (FEDEF-1D)            10/04/17             (21)        (1,631)             -
Simon Property Group Inc          (FEDEF-1D)            10/04/17             (21)        (3,859)             -
SL Green Realty Corp              (FEDEF-1D)            10/04/17             (34)        (3,705)             -
Southern Co                       (FEDEF-1D)            10/04/17            (512)       (25,308)             -
Southwestern Energy Co            (FEDEF-1D)            10/04/17            (100)          (901)             -
Spectra Energy Corp               (FEDEF-1D)            10/04/17            (783)       (32,612)             -
Stericycle Inc                    (FEDEF-1D)            10/04/17             (82)        (6,325)             -
Stryker Corp                      (FEDEF-1D)            10/04/17             (54)        (6,671)             -
Symantec Corp                     (FEDEF-1D)            10/04/17           (1,197)      (32,977)             -
Synchrony Financial               (FEDEF-1D)            10/04/17             (50)        (1,791)             -
T Rowe Price Group Inc            (FEDEF-1D)            10/04/17             (11)          (742)             -
TechnipFMC PLC                    (FEDEF-1D)            10/04/17             (84)        (2,824)             -
Teradata Corp                     (FEDEF-1D)            10/04/17            (150)        (4,404)             -
Thermo Fisher Scientific Inc      (FEDEF-1D)            10/04/17             (55)        (8,381)             -
Toll Brothers Inc                 (FEDEF-1D)            10/04/17             (79)        (2,477)             -
Tractor Supply Co                 (FEDEF-1D)            10/04/17              (4)          (295)             -
Transocean Ltd                    (FEDEF-1D)            10/04/17            (132)        (1,844)             -
Tri Pointe Group Inc              (FEDEF-1D)            10/04/17            (342)        (4,196)             -
TripAdvisor Inc                   (FEDEF-1D)            10/04/17            (198)       (10,474)             -
UDR Inc                           (FEDEF-1D)            10/04/17            (224)        (7,829)             -
Under Armour Inc                  (FEDEF-1D)            10/04/17             (74)        (1,590)             -
United Rental Inc                 (FEDEF-1D)            10/04/17              (5)          (633)             -
United Technologies Corp          (FEDEF-1D)            10/04/17             (76)        (8,335)             -
Urban Outfitters Inc              (FEDEF-1D)            10/04/17             (39)        (1,035)             -
Varex Imaging Corp                (FEDEF-1D)            10/04/17              (4)          (115)             -
Varian Medical Systems Inc        (FEDEF-1D)            10/04/17             (11)          (854)             -
Ventas Inc                        (FEDEF-1D)            10/04/17            (136)        (8,387)             -
Verizon Communications Inc        (FEDEF-1D)            10/04/17            (203)        (9,949)             -
Vertex Pharmaceuticals Inc        (FEDEF-1D)            10/04/17            (353)       (30,312)             -
Vornado Realty Trust              (FEDEF-1D)            10/04/17             (56)        (5,953)             -
Vulcan Materials Co               (FEDEF-1D)            10/04/17             (86)       (11,036)             -
Waters Corp                       (FEDEF-1D)            10/04/17             (70)        (9,916)             -
WEC Energy Group Inc              (FEDEF-1D)            10/04/17            (130)        (7,677)             -
Welltower Inc                     (FEDEF-1D)            10/04/17             (50)        (3,315)             -


                                                  11


[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION             FUND            TERMINATION      CONTRACTS      NOTIONAL        UNREALIZED
                                   PAYS/(RECEIVES)          DATE                        AMOUNT $        APPRECIATION/
                                                                                                       (DEPRECIATION)
                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co                   (FEDEF-1D)            10/04/17            (321)        (10,057)             -
Whole Foods Market Inc            (FEDEF-1D)            10/04/17            (106)         (3,203)             -
Willis Towers Watson PLC          (FEDEF-1D)            10/04/17              (9)         (1,126)             -
WW Grainger Inc                   (FEDEF-1D)            10/04/17              (9)         (2,273)             -
Wynn Resorts Ltd                  (FEDEF-1D)            10/04/17            (167)        (16,939)             -
Xcel Energy Inc                   (FEDEF-1D)            10/04/17            (499)        (20,619)             -
Yahoo! Inc                        (FEDEF-1D)            10/04/17            (636)        (28,029)             -
Zimmer Biomet Holdings Inc        (FEDEF-1D)            10/04/17            (147)        (17,395)             -
Zions Bancorporation              (FEDEF-1D)            10/04/17              (2)            (84)             -
Zoetis Inc                        (FEDEF-1D)            10/04/17            (261)        (14,339)             -
                                                                                                       ==============
                                                                                                              -
                                                                                                       ==============

FEDEF - Federal Funds Rate
PLC - Public Limited Company
SONIA - Sterling Overnight Interbank Average Rate

For the period ended January 31, 2017, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period. As of January 31, 2017, the Fund's net assets were $13,948,512.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
A list of open futures contracts held by the Fund at January 31, 2017 are as follows:
--------------------------------------------------------------------------------
TYPE OF                     NUMBER OF       EXPIRATION         UNREALIZED
CONTRACT                    CONTRACTS         DATE            APPRECIATION/
                              LONG/                           (DEPRECIATION)
                             (SHORT)                                 $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR          (1)           Sep-2017                 13
3-Month Euro EURIBOR          (3)           Dec-2017                 25
3-Month Euro EURIBOR          (3)           Mar-2018                 25
3-Month Euro EURIBOR          (3)           Jun-2018                 12
3-Month Euro EURIBOR          (3)           Sep-2018                 (1)
3-Month Euro EURIBOR          (3)           Dec-2018                 25
3-Month Euro EURIBOR          (2)           Mar-2019                (28)
3-Month Euro EURIBOR          (2)           Jun-2019                (95)
3-Month Euro EURIBOR          (2)           Sep-2019               (109)
3-Month Euro EURIBOR          (1)           Dec-2019                (67)
90-Day Bank Bill              (2)           Mar-2017               (136)
90-Day Bank Bill              (2)           Jun-2017               (327)
90-Day Bank Bill              (1)           Sep-2017               (227)
90-Day Bank Bill              (1)           Dec-2017               (320)
90-Day Euro$                  (3)           Sep-2017               (102)
90-Day Euro$                  (7)           Dec-2017                784
90-Day Euro$                 (10)           Mar-2018              1,157
90-Day Euro$                 (11)           Jun-2018              1,469
90-Day Euro$                 (11)           Sep-2018              1,344
90-Day Euro$                 (11)           Dec-2018              2,394
90-Day Euro$                 (10)           Mar-2019              1,545
90-Day Euro$                  (9)           Jun-2019              1,995
90-Day Euro$                  (8)           Sep-2019              1,658
90-Day Euro$                  (6)           Dec-2019                384
90-Day Euro$                  (3)           Mar-2020               (127)
Amsterdam Index                1            Feb-2017             (1,523)
AUD/USD Currency               4            Mar-2017              2,218
Australian 3-Year Bond       (20)           Mar-2017             (5,904)
Bank Acceptance Future        (1)           Mar-2017                 84
Bank Acceptance Future        (1)           Jun-2017                (12)
Bank Acceptance Future        (1)           Sep-2017                (31)
CAC40 10 Euro                  6            Feb-2017             (6,473)
CAD Currency                   4            Mar-2017              3,548
Canadian 10-Year Bond         (1)           Mar-2017               (175)
Canola                         1            Mar-2017               (228)
CHF Currency                   1            Mar-2017              1,337

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------
TYPE OF                     NUMBER OF       EXPIRATION         UNREALIZED
CONTRACT                    CONTRACTS         DATE            APPRECIATION/
                              LONG/                           (DEPRECIATION)
                             (SHORT)                                 $
--------------------------------------------------------------------------------
Cocoa                         (2)           Mar-2017              3,779
Cocoa                         (2)           May-2017              3,519
Cocoa (ICE)                   (2)           Mar-2017              4,715
Cocoa (ICE)                   (1)           May-2017              1,960
Coffee 'C'                    (2)           Mar-2017              4,724
Coffee 'C'                    (1)           May-2017             (2,213)
Corn                         (13)           Mar-2017             (5,617)
Corn                          (7)           May-2017             (2,916)
Cotton No. 2                   2            Mar-2017              4,769
Cotton No. 2                   1            May-2017              1,775
DAX Index                      3            Mar-2017              9,639
DJIA E-MINI CBOT               3            Mar-2017                (57)
E-MINI MSCI Emerging Index     9            Mar-2017              9,523
Euro FX Currency             (19)           Mar-2017            (68,766)
Euro-Bobl                      8            Mar-2017             (5,289)
Euro-BTP                       1            Mar-2017               (398)
Euro-Bund                      1            Mar-2017             (1,644)
Euro-Oat                      (1)           Mar-2017              1,163
Euro-Schatz                   27            Mar-2017              1,236
Euro-Stoxx 50                 41            Mar-2017             (7,274)
FTSE 100 Index                 7            Mar-2017              1,234
FTSE China A50                 6            Feb-2017                826
Gasoil Euro                    1            Feb-2017                299
Gasoil Euro                    1            Mar-2017             (1,076)
Gasoline RBOB                  2            Mar-2017             (4,680)
Gasoline RBOB                  1            Apr-2017               (962)
GBP Currency                 (18)           Mar-2017            (30,641)
Gold 100 OZ                  (13)           Apr-2017             (2,477)
Hang Seng Index                4            Feb-2017              7,747
H-shares Index                 3            Feb-2017              1,041
Japanese 10-Year Bond         (1)           Mar-2017                940
Japanese Yen Currency         (7)           Mar-2017            (30,904)
Kansas City Hard Red Wheat
  Future                      (4)           Mar-2017                (52)
Kansas City Hard Red Wheat
  Future                      (1)           May-2017                200
Lean Hogs                      1            Apr-2017                330
Live Cattle                    4            May-2017             (4,942)
Live Cattle                    2            Jul-2017            (1,271)
LME Copper                     3            Mar-2017             27,085

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------
TYPE OF                     NUMBER OF        EXPIRATION         UNREALIZED
CONTRACT                    CONTRACTS          DATE            APPRECIATION/
                              LONG/                           (DEPRECIATION)
                             (SHORT)                                 $
--------------------------------------------------------------------------------
LME Prime Aluminum             7             Mar-2017             14,996
Mill Wheat                    (1)            Mar-2017                 85
MSCI Sing Index                4             Feb-2017                 51
MSCI Taiwan Index              5             Feb-2017              4,212
NASDAQ 100 E-MINI             15             Mar-2017             53,442
Natural Gas                    3             Mar-2017             (7,502)
Natural Gas                    1             Apr-2017             (1,110)
New Zealand 3-Month T-Bill     1             Mar-2017                 53
New Zealand 3-Month T-Bill     1             Jun-2017                 (5)
Nikkei 225 Index               6             Mar-2017              8,018
NY Harbor                      1             Mar-2017             (1,458)
OMX Index                      7             Feb-2017              2,437
Red Wheat                     (1)            Mar-2017               (470)
Russell 2000 Index E-MINI     12             Mar-2017             (5,261)
S&P 500 Index E-MINI           4             Mar-2017               (777)
S&P Mid 400 Index E-MINI       1             Mar-2017                404
S&P TSE 60 Index               1             Mar-2017              1,526
SGX Nifty 50                  (1)            Feb-2017               (260)
Silver                        (2)            Mar-2017            (15,106)
Soybean                        6             Mar-2017             (3,378)
Soybean                        3             May-2017               (277)
Soybean Oil                    3             Mar-2017             (4,610)
Soybean Oil                    2             May-2017             (1,339)
SPI 200 Index                  6             Mar-2017             (8,674)
Sugar #11                      1             May-2017             (2,330)
Sugar #11                      1             Jul-2017             (1,042)
Topix Index                    6             Mar-2017              4,972
U.S. 10-Year Treasury Note   (11)            Mar-2017             (3,522)
U.S. 2-Year Treasury Note      9             Apr-2017              1,106
U.S. 5-Year Treasury Note     10             Apr-2017              2,659
U.S. Long Treasury Bond       (7)            Mar-2017             (5,254)
U.S. Ultra Long Treasury Bond (4)            Mar-2017             (2,971)
Wheat                         (5)            Mar-2017               (440)
Wheat                         (3)            May-2017               (327)
WTI Crude Oil                 (1)            Mar-2017               (221)
WTI Crude Oil                 (1)            Apr-2017                700
                                                              ==============
                                                                  (52,216)
                                                              ==============

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONCLUDED

AUD - Australian Dollar
Bobl - German Federal Obligations
BTP - Long Italian Bond
CAC - Cotation Assistee en Continu (Paris Stock Exchange)
CAD - Canadian Dollar
CBOT - Chicago Board of Trade
CHF - Swiss Franc
DAX - Deutsche Boerse AG German Stock Index
DJIA - Dow Jones Industrial Average
EURIBOR - Euro Interbank Offered Rate
E-MINI - Futures contract 1/5 the size of a standard contract
FTSE - Financial Times Stock Exchange
GBP - British Pound
ICE - Intercontinental Exchange
LME - London Metal Exchange
MSCI - Morgan Stanley Capital International
Oat - Obligations Assimilables du Tresor (French Government)
OMX - Stockholm Stock Exchange
OZ - Ounce
RBOB - Reformulated Blendstock for Oxygenated Blending
S&P - Standard & Poors
SGX - Singapore Exchange
Schatz - Short-term German Federal Obligations
SPI - Share Price Index
TSE - Toronto Stock Exchange
WTI - West Texas Intermediate
USD - United States Dollar

For the period ended January 31, 2017, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period. As of January 31, 2017, the Fund's net assets were $13,948,512.

The following shows the levels of inputs used as of January 31, 2017, in valuing the Fund's financial instruments carried at fair value:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS            LEVEL 1    LEVEL 2      LEVEL 3      TOTAL
                                    $          $            $           $
--------------------------------------------------------------------------------
  Futures Contracts
    Unrealized appreciation      201,182        -           -        201,182
    Unrealized depreciation     (253,398)       -           -       (253,398)
  Equity Swaps*
    Unrealized appreciation            -        -           -              -
    Unrealized depreciation            -        -           -              -
                                =========   =======      =======    =========
Total Financial Instruments      (52,216)       -           -        (52,216)
                                =========   =======      =======    =========

* Equity swaps reflect a fair value of $0 at the close of business on January 31, 2017 as the monthly realization of gains and losses on these positions was crystallized on January 31, 2017, upon the monthly re-set. The cumulative net realized gain for the period ended January 31, 2017 was $340,364.

For the period ended January 31, 2017, there were no transfers between Levels.

For the period ended January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

WIN-QH-002-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Winton Diversified Opportunities Fund

By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------
                                           Michael Beattie
                                           President

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------
                                           Michael Beattie
                                           President

Date: March 23, 2017

By (Signature and Title)                   /s/ Stephen Connors
                                           -------------------
                                           Stephen Connors
                                           Treasurer, Controller & CFO

Date: March 23, 2017